Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 4,889	$ 4,764
Interest-bearing demand deposits	70,219	10,917
Cash and cash equivalents	75,108	15,681
Available-for-sale securities	34,853	81,998
Held-to-maturity securities	2,768	4,450
Loans, net of allowance for loan losses of $2,708 and $2,921 at December 31, 2012 and 2011, respectively	293,774	281,526
Premises and equipment	10,385	9,804
Federal Home Loan Bank stock	4,810	4,810
Foreclosed assets held for sale, net	1,810	2,046
Intangible assets	305	424
Accrued interest receivable	1,076	1,410
Deferred federal income taxes	887	909
Bank-owned life insurance	11,034	10,672
Other assets	1,544	1,836
Total assets	438,354	415,566
Deposits
Demand	183,355	142,021
Savings	67,236	57,907
Time	99,825	128,612
Total deposits	350,416	328,540
Short-term borrowings	10,681	9,968
Federal Home Loan Bank advances	32,439	32,951
Subordinated debentures	4,000	4,000
Interest payable and other liabilities	4,192	3,925
Total liabilities	401,728	379,384
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2012 - 5,375,304 shares, 2011 5,360,304 shares	5,375	5,360
Additional paid-in capital	17,425	17,391
Retained earnings	18,544	18,399
Stock held by deferred compensation plan; 2012 195,965 shares, 2011 197,111 shares	(1,778)	(1,856)
Unearned ESOP compensation	(1,823)	(2,081)
Accumulated other comprehensive loss	(1,087)	(920)
Treasury stock, at cost 2012 - 2,496 shares, 2011 - 9,150 shares	(30)	(111)
Total stockholders' equity	36,626	36,182
Total liabilities and stockholders' equity	$ 438,354	$ 415,566